UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Bramshill
Multi-Strategy Income Fund
Class A/BRLAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class A/BRLAX)	$75	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$384,781,152
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.161%, 8/25/2048	3.7%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.851%, 5/25/2048	2.3%
FARM Mortgage Trust 2022-1, 2.957%, 1/25/2052	2.0%
PacWest 2022-1 Notes, 16.882%, 6/27/2052	2.0%
CSMC 2018-J1 Trust, 3.500%, 2/25/2048	1.9%
Chase Auto Owner Trust 2026-1, 0.000%, 9/26/2033	1.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.512%, 11/25/2048	1.8%
Ally Bank Auto Credit-Linked Notes Series 2025-B, 9.935%, 9/15/2033	1.8%
FARM Mortgage Trust 2023-1, 3.034%, 3/25/2052	1.7%
JPMorgan Wealth Management 2020-ATR1, 3.000%, 2/25/2050	1.6%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Bramshill Multi-Strategy Income Fund - Class A

Bramshill
Multi-Strategy Income Fund
Class C/BRLCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class C/BRLCX)	$113	2.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$384,781,152
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.161%, 8/25/2048	3.7%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.851%, 5/25/2048	2.3%
FARM Mortgage Trust 2022-1, 2.957%, 1/25/2052	2.0%
PacWest 2022-1 Notes, 16.882%, 6/27/2052	2.0%
CSMC 2018-J1 Trust, 3.500%, 2/25/2048	1.9%
Chase Auto Owner Trust 2026-1, 0.000%, 9/26/2033	1.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.512%, 11/25/2048	1.8%
Ally Bank Auto Credit-Linked Notes Series 2025-B, 9.935%, 9/15/2033	1.8%
FARM Mortgage Trust 2023-1, 3.034%, 3/25/2052	1.7%
JPMorgan Wealth Management 2020-ATR1, 3.000%, 2/25/2050	1.6%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Bramshill Multi-Strategy Income Fund - Class C

Bramshill
Multi-Strategy Income Fund
Institutional Class/BRLMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Institutional Class/BRLMX)	$63	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$384,781,152
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.161%, 8/25/2048	3.7%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.851%, 5/25/2048	2.3%
FARM Mortgage Trust 2022-1, 2.957%, 1/25/2052	2.0%
PacWest 2022-1 Notes, 16.882%, 6/27/2052	2.0%
CSMC 2018-J1 Trust, 3.500%, 2/25/2048	1.9%
Chase Auto Owner Trust 2026-1, 0.000%, 9/26/2033	1.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.512%, 11/25/2048	1.8%
Ally Bank Auto Credit-Linked Notes Series 2025-B, 9.935%, 9/15/2033	1.8%
FARM Mortgage Trust 2023-1, 3.034%, 3/25/2052	1.7%
JPMorgan Wealth Management 2020-ATR1, 3.000%, 2/25/2050	1.6%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Bramshill Multi-Strategy Income Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Bramshill Multi-Strategy Income Fund

(Class A: BRLAX)

(Class C: BRLCX)

(Institutional Class: BRLMX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

Bramshill Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights
Class A	16
Class C	17
Institutional Class	18
Notes to Financial Statements	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bramshill Multi-Strategy Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 18.2%
$27,290,195	Ally Auto Receivables Trust 2023-1 0.000%, 4/15/2034[1,2]	$2,129,481
43,812,612	Ally Auto Receivables Trust 2024-1 0.000%, 2/16/2032[1,2]	3,418,830
1,780,961	Ally Bank Auto Credit-Linked Notes Series 2024-A 12.748%, 5/17/2032[1,2]	1,823,498
	Ally Bank Auto Credit-Linked Notes Series 2024-B
1,503,055	8.036%, 9/15/2032[1,2]	1,519,249
1,105,188	11.395%, 9/15/2032[1,2]	1,118,932
1,768,300	6.678%, 9/15/2032[1,2]	1,780,171
	Ally Bank Auto Credit-Linked Notes Series 2025-A
1,543,170	6.942%, 6/15/2033[1,2]	1,543,326
3,167,560	10.219%, 6/15/2033[1,2]	3,168,767
	Ally Bank Auto Credit-Linked Notes Series 2025-B
3,300,512	6.942%, 9/15/2033[1,2]	3,304,845
6,967,747	9.935%, 9/15/2033[1,2]	6,940,314
1,270,000	Avis Budget Rental Car Funding AESOP LLC 6.180%, 10/20/2027[1,2]	1,273,710
335,902	Bayview Opportunity Master Fund VII 2024-CAR1 7.228%, (30-Day SOFR Average+360 basis points), 12/26/2031[1,2,3]	339,835
	BOF VII AL Funding Trust I
808,969	6.291%, 7/26/2032[1,2]	818,521
74,992	6.632%, 7/26/2032[1,2]	75,841
	Chase Auto Credit Linked Notes Series 2025-1
1,692,797	6.996%, 2/25/2033[1,2]	1,699,571
3,047,035	10.418%, 2/25/2033[1,2]	3,053,570
13,750	Chase Auto Owner Trust 2024-2 0.000%, 8/25/2031[1,2]	2,875,821
8,950	Chase Auto Owner Trust 2024-3 0.000%, 9/25/2031[1,2]	2,053,059
20,000	Chase Auto Owner Trust 2024-4 0.000%, 11/25/2031[1,2]	4,478,518
21,000	Chase Auto Owner Trust 2024-5 0.000%, 1/26/2032[1,2]	3,415,907
23,000	Chase Auto Owner Trust 2025-1 0.000%, 11/26/2032[1,2]	3,819,643
25,000	Chase Auto Owner Trust 2025-2 0.000%, 2/25/2033[1,2]	3,873,078
50,000	Chase Auto Owner Trust 2026-1 0.000%, 9/26/2033[1,2]	7,464,088
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,2,4]	3,302,281
1,740,391	U.S. Bank N.A. 6.789%, 8/25/2032[1,2]	1,749,941

1

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$15,000	USB Auto Owner Trust 2025-1 0.000%, 12/15/2032[1,2]	$3,205,140
	TOTAL ASSET-BACKED SECURITIES
	(Cost $78,365,631)	70,245,937
	COLLATERALIZED MORTGAGE OBLIGATIONS — 73.9%
67,505	Agate Bay Mortgage Trust 2013-1 3.500%, 7/25/2043[1,2,4]	63,093
	Agate Bay Mortgage Trust 2015-4
253,217	3.000%, 6/25/2045[1,2,4]	233,540
50,644	3.463%, 6/25/2045[1,2,4]	47,298
	Agate Bay Mortgage Trust 2015-5
440,727	3.570%, 7/25/2045[1,2,4]	349,499
266,678	3.500%, 7/25/2045[1,2,4]	245,981
169,332	Agate Bay Mortgage Trust 2015-7 3.500%, 10/25/2045[1,2,4]	156,020
190,905	Agate Bay Mortgage Trust 2016-2 3.500%, 3/25/2046[1,2,4]	175,139
7,313,905	Alternative Loan Trust 2005-62 0.029%, 12/25/2035[2,4,5]	14,553
230,499	Chase Home Lending Mortgage Trust 2019-1 3.500%, 3/25/2050[1,2,4]	207,662
	Chase Home Lending Mortgage Trust 2019-ATR1
1,734,471	4.390%, 4/25/2049[1,2,4]	1,625,945
723,565	4.000%, 4/25/2049[1,2,4]	685,961
42,264	4.000%, 4/25/2049[1,2,4]	39,979
295,463	4.390%, 4/25/2049[1,2,4]	280,279
1,046,000	4.390%, 4/25/2049[1,2,4]	817,501
	Chase Home Lending Mortgage Trust 2019-ATR2
1,640,854	3.500%, 7/25/2049[1,2,4]	1,493,607
1,157,000	3.993%, 7/25/2049[1,2,4]	854,784
2,158,000	Chase Mortgage Finance Corp. 10.128%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,2,3]	2,291,100
5,105,367	CHL Mortgage Pass-Through Trust 2005-3 0.075%, 4/25/2035[2,4,5]	306
2,625,120	CIM Trust 2018-J1 3.636%, 3/25/2048[1,2,4]	1,879,990
32,692	CIM Trust 2019-INV1 4.000%, 2/25/2049[1,2,4]	31,033
114,717	CIM Trust 2019-INV2 4.000%, 5/25/2049[1,2,4]	108,103
	CIM Trust 2019-J1
1,993,000	3.936%, 8/25/2049[1,2,4]	1,536,834
177,022	3.500%, 8/25/2049[1,2,4]	162,556

2

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$291,764	CIM Trust 2020-INV1 2.500%, 4/25/2050[1,2,4]	$242,894
2,656,755	CIM Trust 2021-J3 2.613%, 6/25/2051[1,2,4]	2,150,794
90,353	Citigroup Mortgage Loan Trust, Inc. 2.500%, 8/25/2050[1,2,4]	79,262
3,000,000	Connecticut Avenue Securities Trust 2021-R01 9.628%, (30-Day SOFR Average+600 basis points), 10/25/2041[1,2,3]	3,043,146
8,219,061	CSMC 2018-J1 Trust 3.500%, 2/25/2048[1,2,4]	7,464,674
1,406,400	CSMC Trust 2013-IVR2 3.000%, 4/25/2043[1,2,4]	1,279,178
83,196	CSMC Trust 2013-IVR3 3.000%, 5/25/2043[1,2,4]	75,922
	CSMC Trust 2013-TH1
202,048	3.596%, 2/25/2043[1,2,4]	196,729
1,580,126	2.130%, 2/25/2043[1,2,4]	1,396,742
1,128,051	CSMC Trust 2015-1 2.500%, 1/25/2045[1,2,4]	1,000,993
111,045	CSMC Trust 2015-3 3.500%, 3/25/2045[1,2,4]	103,981
142,689	CSMLT 2015-1 Trust 3.500%, 5/25/2045[1,2,4]	131,850
1,560,548	EverBank Mortgage Loan Trust 18-1 3.500%, 2/25/2048[1,2,4]	1,413,583
52,270	EverBank Mortgage Loan Trust 2013-2 3.000%, 6/25/2043[1,2,4]	48,827
3,645,886	FARM Mortgage Trust 2021-1 3.226%, 7/25/2051[1,2,4]	2,917,068
9,891,861	FARM Mortgage Trust 2022-1 2.957%, 1/25/2052[1,2,4]	7,796,962
8,638,513	FARM Mortgage Trust 2023-1 3.034%, 3/25/2052[1,2,4]	6,435,843
4,791,117	FARM Mortgage Trust 2024-1 5.076%, 10/1/2053[1,2,4]	4,200,392
6,327,198	FARM Mortgage Trust 2025-1 5.639%, 8/1/2055[1,2,4]	5,619,311
5,255,930	FARM Mortgage Trust 2025-2 5.704%, 9/25/2055[1,2,4]	4,596,552
362,338	Flagstar Mortgage Trust 2017-2 3.500%, 10/25/2047[1,2,4]	327,111
273,811	Flagstar Mortgage Trust 2018-5 4.000%, 9/25/2048[1,2,4]	252,250
100,633	Flagstar Mortgage Trust 2018-6RR 4.000%, 9/25/2048[1,2,4]	98,611

3

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Flagstar Mortgage Trust 2019-1
$153,012	3.500%, 10/25/2049[1,2,4]	$138,143
94,973	3.500%, 10/25/2049[1,2,4]	85,744
1,760,862	Flagstar Mortgage Trust 2019-2 3.500%, 12/25/2049[1,2,4]	1,573,024
439,228	Flagstar Mortgage Trust 2020-1NV 3.000%, 3/25/2050[1,2,4]	382,238
	Flagstar Mortgage Trust 2020-2
594,497	3.000%, 8/25/2050[1,2,4]	517,800
3,566,982	3.000%, 8/25/2050[1,2,4]	3,106,798
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.427%, 2/25/2047[2,4,5]	714,069
19,553,038	5.012%, 3/25/2056[2,4,5]	3,067,543
7,000,000	4.951%, 9/25/2055[2,4,5]	1,206,357
232,601,316	0.221%, 2/25/2036[2,4,5]	2,149,934
164,924,438	0.223%, 3/25/2036[2,4,5]	1,528,520
	Freddie Mac Structured Agency Credit Risk Debt Notes
2,484,909	6.742%, (30-Day SOFR Average+312 basis points), 12/25/2042[2,3]	2,429,273
7,527,039	3.792%, 2/25/2048[1,2,4]	5,845,594
11,605,100	3.851%, 5/25/2048[1,2,4]	9,004,236
17,564,014	4.161%, 8/25/2048[1,2,4]	14,227,202
8,984,538	4.512%, 11/25/2048[1,2,4]	7,051,874
	Galton Funding Mortgage Trust 2017-1
3,140,080	4.157%, 7/25/2056[1,2,4]	2,715,601
914,651	3.000%, 7/25/2056[1,2,4]	806,718
93,719	3.500%, 11/25/2057[1,2,4]	85,485
3,818	3.500%, 11/25/2057[1,2,4]	3,463
457,317	3.500%, 7/25/2056[1,2,4]	412,660
728,485	3.950%, 7/25/2056[1,2,4]	691,734
	Galton Funding Mortgage Trust 2018-1
3,234,755	4.657%, 11/25/2057[1,2,4]	2,953,717
2,535,000	4.657%, 11/25/2057[1,2,4]	2,135,665
2,715,569	4.657%, 11/25/2057[1,2,4]	1,953,600
	Galton Funding Mortgage Trust 2018-2
4,628,754	4.533%, 10/25/2058[1,2,4]	4,068,486
3,847,000	4.533%, 10/25/2058[1,2,4]	3,016,150
184,164	4.000%, 10/25/2058[1,2,4]	173,920
158,508	Galton Funding Mortgage Trust 2019-1 4.000%, 2/25/2059[1,4]	149,720
141,717	GS Mortage-Backed Securities Trust 2020-PJ1 3.500%, 5/25/2050[1,2,4]	127,791
	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2
248,530	4.000%, 11/25/2049[1,2,4]	232,605
58,616	4.000%, 11/25/2049[1,2,4]	54,718

4

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$283,484	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 3.500%, 3/25/2050[1,2,4]	$263,409
2,760,808	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 3.500%, 7/25/2050[1,2,4]	2,493,664
	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3
197,860	3.000%, 10/25/2050[1,2,4]	172,440
100,851	2.500%, 10/25/2050[1,2,4]	84,943
2,993,634	2.500%, 10/25/2050[1,2,4]	2,523,170
1,540,323	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 3.000%, 1/25/2051[1,2,4]	1,339,229
413,289	GS Mortgage-Backed Securities Corp. Trust 2020-PJ5 3.000%, 3/27/2051[1,2,4]	359,585
47,708	J.P. Morgan Mortgage Trust 2019-2 3.993%, 8/25/2049[1,2,4]	44,640
	JP Morgan Mortgage Trust 2016-3
1,977,000	3.313%, 10/25/2046[1,2,4]	1,532,657
66,295	3.364%, 10/25/2046[1,2,4]	60,751
	JP Morgan Mortgage Trust 2016-4
678,977	3.763%, 10/25/2046[1,2,4]	639,587
173,048	3.500%, 10/25/2046[1,2,4]	157,918
763,438	3.500%, 10/25/2046[1,2,4]	692,161
	JP Morgan Mortgage Trust 2017-1
2,324,274	3.445%, 1/25/2047[1,2,4]	2,086,579
234,473	3.445%, 1/25/2047[1,2,4]	212,198
	JP Morgan Mortgage Trust 2017-2
1,389,048	3.651%, 5/25/2047[1,2,4]	1,283,038
101,738	3.500%, 5/25/2047[1,2,4]	92,286
	JP Morgan Mortgage Trust 2017-3
985,577	3.500%, 8/25/2047[1,2,4]	896,149
9,856	3.500%, 8/25/2047[1,2,4]	9,033
212,055	3.806%, 8/25/2047[1,2,4]	195,708
	JP Morgan Mortgage Trust 2017-4
606,188	3.500%, 11/25/2048[1,2,4]	553,164
3,464	3.000%, 11/25/2048[1,2,4]	3,076
539,917	JP Morgan Mortgage Trust 2017-6 3.500%, 12/25/2048[1,2,4]	488,768
	JP Morgan Mortgage Trust 2018-1
177,894	3.500%, 6/25/2048[1,2,4]	161,888
412,622	3.500%, 6/25/2048[1,2,4]	374,480
325,087	3.500%, 6/25/2048[1,2,4]	292,689
	JP Morgan Mortgage Trust 2018-3
85,182	3.500%, 9/25/2048[1,2,4]	77,823
681,458	3.500%, 9/25/2048[1,2,4]	622,587

5

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,733,424	JP Morgan Mortgage Trust 2018-4 3.500%, 10/25/2048[1,2,4]	$1,563,838
2,275,263	JP Morgan Mortgage Trust 2018-5 3.500%, 10/25/2048[1,2,4]	2,051,594
	JP Morgan Mortgage Trust 2018-6
4,602,918	3.500%, 12/25/2048[1,2,4]	4,185,065
1,330,361	3.900%, 12/25/2048[1,2,4]	1,225,001
	JP Morgan Mortgage Trust 2018-8
142,962	4.000%, 1/25/2049[1,2,4]	131,551
928,607	4.000%, 1/25/2049[1,2,4]	852,106
	JP Morgan Mortgage Trust 2018-9
119,936	4.000%, 2/25/2049[1,2,4]	112,435
106,770	4.000%, 2/25/2049[1,2,4]	100,092
	JP Morgan Mortgage Trust 2019-1
51,843	4.713%, (1-Month Term SOFR+106 basis points), 5/25/2049[1,2,3]	50,124
1,408,156	4.000%, 5/25/2049[1,2,4]	1,299,660
606,998	4.000%, 5/25/2049[1,2,4]	561,567
34,912	JP Morgan Mortgage Trust 2019-5 4.000%, 11/25/2049[1,2,4]	32,682
	JP Morgan Mortgage Trust 2019-6
286,091	3.500%, 12/25/2049[1,2,4]	261,181
1,001,191	3.500%, 12/25/2049[1,2,4]	911,573
526,239	JP Morgan Mortgage Trust 2019-7 3.472%, 2/25/2050[1,2,4]	476,556
	JP Morgan Mortgage Trust 2019-8
53,369	4.613%, (1-Month Term SOFR+96 basis points), 3/25/2050[1,2,3]	52,334
273,296	3.500%, 3/25/2050[1,2,4]	247,865
879,703	3.500%, 3/25/2050[1,2,4]	800,097
	JP Morgan Mortgage Trust 2019-9
254,906	3.500%, 5/25/2050[1,2,4]	229,713
249,972	3.399%, 5/25/2050[1,2,4]	221,203
559,464	3.000%, 5/25/2050[1,2,4]	490,096
478,938	JP Morgan Mortgage Trust 2019-INV1 4.000%, 9/25/2049[1,2,4]	448,632
	JP Morgan Mortgage Trust 2019-INV2
122,457	4.663%, (1-Month Term SOFR+101 basis points), 2/25/2050[1,2,3]	120,496
1,336,379	3.500%, 2/25/2050[1,2,4]	1,210,300
761,139	3.209%, 2/25/2050[1,2,4]	672,596
	JP Morgan Mortgage Trust 2019-INV3
780,617	3.500%, 5/25/2050[1,2,4]	700,889
2,398,492	3.500%, 5/25/2050[1,2,4]	2,165,913
171,421	3.500%, 5/25/2050[1,2,4]	154,355
	JP Morgan Mortgage Trust 2020-1
450,364	3.000%, 6/25/2050[1,2,4]	393,830

6

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$242,504	3.000%, 6/25/2050[1,2,4]	$212,063
	JP Morgan Mortgage Trust 2020-2
181,090	3.000%, 7/25/2050[1,2,4]	156,406
754,907	3.500%, 7/25/2050[1,2,4]	679,505
310,440	3.500%, 7/25/2050[1,2,4]	279,046
903,577	3.500%, 7/25/2050[1,2,4]	807,079
	JP Morgan Mortgage Trust 2020-3
178,239	3.500%, 8/25/2050[1,2,4]	159,834
420,196	3.000%, 8/25/2050[1,2,4]	366,808
	JP Morgan Mortgage Trust 2020-4
1,365,983	3.000%, 11/25/2050[1,2,4]	1,189,623
27,569	2.500%, 11/25/2050[1,2,4]	23,228
35,818	3.000%, 11/25/2050[1,2,4]	31,193
	JP Morgan Mortgage Trust 2020-5
423,823	3.570%, 12/25/2050[1,2,4]	378,386
352,772	3.000%, 12/25/2050[1,2,4]	307,018
342,594	3.000%, 12/25/2050[1,2,4]	298,159
1,273,569	3.000%, 12/25/2050[1,2,4]	1,108,387
	JP Morgan Mortgage Trust 2020-7
1,651,014	3.000%, 1/25/2051[1,2,4]	1,440,265
1,179,300	3.000%, 1/25/2051[1,2,4]	1,028,765
2,476,521	3.000%, 1/25/2051[1,2,4]	2,148,389
	JP Morgan Mortgage Trust 2020-8
709,113	3.484%, 3/25/2051[1,2,4]	573,934
855,000	3.485%, 3/25/2051[1,2,4]	549,511
1,882,756	3.485%, 3/25/2051[1,2,4]	967,443
1,775,193	3.000%, 3/25/2051[1,2,4]	1,550,711
70,260	JP Morgan Mortgage Trust 2020-9 2.500%, 5/25/2051[1,2,4]	65,251
1,938,188	JP Morgan Mortgage Trust 2020-INV1 3.500%, 8/25/2050[1,2,4]	1,746,017
957,315	JP Morgan Mortgage Trust 2020-INV2 3.000%, 10/25/2050[1,2,4]	831,880
2,336	JP Morgan Mortgage Trust 2020-LTV1 3.500%, 6/25/2050[1,2,4]	2,328
	JP Morgan Mortgage Trust 2020-LTV2
1,436,569	3.000%, 11/25/2050[1,2,4]	1,293,788
792,583	3.000%, 11/25/2050[1,2,4]	713,808
123,841	3.000%, 11/25/2050[1,2,4]	111,124
80,746	JP Morgan Mortgage Trust 2021-13 2.500%, 4/25/2052[1,2,4]	66,831
	JP Morgan Trust 2015-3
2,535,758	3.500%, 5/25/2045[1,2,4]	2,362,408
374,768	3.500%, 5/25/2045[1,2,4]	349,917

7

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$333,253	JPMorgan Chase Bank N.A. - CHASE 6.263%, (1-Month Term SOFR+262 basis points), 10/25/2057[1,2,3]	$341,812
	JPMorgan Chase Bank N.A. - JPMWM
795,110	6.378%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,2,3]	803,606
1,372,061	7.478%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,2,3]	1,405,188
2,301,343	10.528%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,2,3]	2,496,796
123,453	4.928%, (30-Day SOFR Average+130 basis points), 3/25/2051[1,2,3]	124,138
	JPMorgan Wealth Management 2020-ATR1
7,038,803	3.000%, 2/25/2050[1,2,4]	6,123,294
929,000	3.422%, 2/25/2050[1,2,4]	622,182
742,000	3.422%, 2/25/2050[1,2,4]	480,904
662,525	Mellon Residential Funding Corp. Mor Pas Thr Cer Ser 01 Tbc1 4.440%, (1-Month Term SOFR+81 basis points), 11/15/2031[2,3]	646,865
456,290	METLIFE SECURITIZATION TRUST 2020-1 2.500%, 5/25/2050[1,2,4]	385,352
561,915	Morgan Stanley Residential Mortgage Loan Trust 2020-1 2.500%, 12/25/2050[1,2,4]	468,710
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,520,853	2.898%, 5/25/2051[1,2,4]	1,089,508
1,500,000	2.898%, 5/25/2051[1,2,4]	742,186
1,251,254	2.898%, 5/25/2051[1,2,4]	539,961
840,679	NRP Mortgage Trust 2013-1 3.280%, 7/25/2043[1,2,4]	822,964
71,031	Oaks Mortgage Trust Series 2015-1 3.500%, 4/25/2046[1,2,4]	66,410
8,365	OBX 2018-EXP1 Trust 4.000%, 4/25/2048[1,2,4]	7,630
548,189	OBX 2019-INV1 Trust 4.500%, 11/25/2048[1,2,4]	524,788
3,184,669	OBX 2020-INV1 Trust 3.500%, 12/25/2049[1,2,4]	2,872,469
	Oceanview Mortgage Trust 2021-1
1,543,000	2.717%, 5/25/2051[1,2,4]	804,017
772,000	2.717%, 5/25/2051[1,2,4]	372,483
	Oceanview Mortgage Trust 2021-3
1,406,000	2.709%, 6/25/2051[1,2,4]	727,105
527,000	2.709%, 6/25/2051[1,2,4]	252,677
6,932,772	PacWest 2022-1 Notes 16.882%, (30-Day SOFR Average+1,325 basis points), 6/27/2052[1,2,3]	7,682,606
4,128,470	Progress Residential Trust 2021-SFR10 4.608%, 12/17/2040	4,015,904
478,474	Provident Funding Mortgage Trust 2019-1 3.000%, 12/25/2049[1,2,4]	415,339

8

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Provident Funding Mortgage Trust 2020-1
$246,111	3.000%, 2/25/2050[1,2,4]	$214,370
818,303	3.000%, 2/25/2050[1,2,4]	710,245
212,368	PSMC 2019-3 Trust 3.500%, 11/25/2049[1,2,4]	195,818
132,181	PSMC 2020-1 Trust 3.500%, 1/25/2050[1,2,4]	121,219
648,131	PSMC 2020-2 Trust 3.000%, 5/25/2050[1,2,4]	576,046
	PSMC 2020-3 Trust
950,000	3.000%, 11/25/2050[1,2,4]	804,395
237,236	3.000%, 11/25/2050[1,2,4]	207,798
2,590,421	PSMC 2021-2 Trust 2.500%, 5/25/2051[1,2,4]	2,326,965
1,829,540	PSMC 2021-3 Trust 2.500%, 8/25/2051[1,2,4]	1,645,540
465,254	RESI Finance LP 2003-CB1 5.385%, (1-Month Term SOFR+177 basis points), 6/10/2035[1,2,3]	457,327
485,082	Sequoia Mortgage Trust 2012-6 1.808%, 12/25/2042[2,4]	426,046
1,589,011	Sequoia Mortgage Trust 2013-2 1.874%, 2/25/2043[2,4]	1,378,019
	Sequoia Mortgage Trust 2013-3
78,239	2.000%, 3/25/2043[2,4]	67,339
464,962	2.500%, 3/25/2043[2,4]	410,825
820,889	Sequoia Mortgage Trust 2013-5 3.000%, 5/25/2043[1,2,4]	746,280
	Sequoia Mortgage Trust 2013-7
224,738	3.000%, 6/25/2043[2,4]	203,551
571,022	2.500%, 6/25/2043[2,4]	505,468
1,034,929	Sequoia Mortgage Trust 2013-8 3.000%, 6/25/2043[2,4]	939,274
258,144	Sequoia Mortgage Trust 2013-9 3.500%, 7/25/2043[1,2,4]	236,173
	Sequoia Mortgage Trust 2014-4
593,118	3.500%, 11/25/2044[1,2,4]	547,700
2,010,938	3.500%, 11/25/2044[1,2,4]	1,867,439
	Sequoia Mortgage Trust 2016-3
497,765	3.605%, 11/25/2046[1,2,4]	479,950
1,840,712	3.500%, 11/25/2046[1,2,4]	1,694,484
	Sequoia Mortgage Trust 2017-4
46,570	3.500%, 7/25/2047[1,2,4]	42,314
2,344,569	3.923%, 7/25/2047[1,2,4]	2,233,274

9

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,275,799	Sequoia Mortgage Trust 2017-6 3.726%, 9/25/2047[1,2,4]	$1,207,175
	Sequoia Mortgage Trust 2017-CH1
154,829	4.000%, 8/25/2047[1,2,4]	145,729
21,336	3.500%, 8/25/2047[1,2,4]	19,647
3,544	4.000%, 8/25/2047[1,2,4]	3,336
	Sequoia Mortgage Trust 2017-CH2
156,332	4.000%, 12/25/2047[1,2,4]	146,150
3,041	4.000%, 12/25/2047[1,2,4]	2,828
124,710	Sequoia Mortgage Trust 2018-2 3.500%, 2/25/2048[1,2,4]	112,814
	Sequoia Mortgage Trust 2018-6
124,487	4.000%, 7/25/2048[1,2,4]	116,156
122,066	4.000%, 7/25/2048[1,2,4]	113,585
	Sequoia Mortgage Trust 2018-CH1
126,839	4.000%, 3/25/2048[1,2,4]	118,177
82,590	3.500%, 3/25/2048[1,2,4]	75,084
82,748	4.000%, 3/25/2048[1,2,4]	76,884
78,958	4.000%, 3/25/2048[1,2,4]	73,565
	Sequoia Mortgage Trust 2018-CH2
713,768	4.000%, 6/25/2048[1,2,4]	650,730
29,248	4.000%, 6/25/2048[1,2,4]	26,665
17,971	Sequoia Mortgage Trust 2018-CH3 4.000%, 8/25/2048[1,2,4]	17,873
	Sequoia Mortgage Trust 2019-3
130,505	3.500%, 9/25/2049[1,2,4]	119,639
1,630,158	4.027%, 9/25/2049[1,2,4]	1,382,653
2,158,000	Sequoia Mortgage Trust 2019-4 3.776%, 11/25/2049[1,2,4]	1,615,740
	Sequoia Mortgage Trust 2019-5
1,982,724	3.708%, 12/25/2049[1,2,4]	1,407,371
1,350,679	3.500%, 12/25/2049[1,2,4]	1,219,452
119,423	Sequoia Mortgage Trust 2019-CH3 4.000%, 9/25/2049[1,2,4]	111,754
218,384	Sequoia Mortgage Trust 2020-3 3.000%, 4/25/2050[1,2,4]	189,464
184,437	Sequoia Mortgage Trust 2020-4 2.500%, 11/25/2050[1,2,4]	170,424
4,038,928	Shellpoint Co-Originator Trust 2015-1 3.751%, 8/25/2045[1,2,4]	2,847,444
1,000,666	TIAA Bank Mortgage Loan Trust 2018-3 4.000%, 11/25/2048[1,2,4]	944,618
183,317	UWM Mortgage Trust 2021-INV5 5.000%, 1/25/2052[1,2,4]	178,625

10

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Wells Fargo Mortgage Backed Securities 2018-1
$310,000	3.638%, 7/25/2047[1,2,4]	$214,929
3,351,970	3.500%, 7/25/2047[1,2,4]	3,069,383
83,022	Wells Fargo Mortgage Backed Securities 2019-1 Trust 3.915%, 11/25/2048[1,2,4]	77,853
	Wells Fargo Mortgage Backed Securities 2019-3 Trust
70,039	3.500%, 7/25/2049[1,2,4]	63,429
26,615	3.500%, 7/25/2049[1,2,4]	24,236
373,543	3.000%, 7/25/2049[1,2,4]	328,143
	Wells Fargo Mortgage Backed Securities 2019-4 Trust
764,164	3.497%, 9/25/2049[1,2,4]	688,779
95,520	3.000%, 9/25/2049[1,2,4]	83,372
	Wells Fargo Mortgage Backed Securities 2020-1 Trust
241,587	3.000%, 12/25/2049[1,2,4]	210,600
683,368	3.000%, 12/25/2049[1,2,4]	593,945
322,116	3.000%, 12/25/2049[1,2,4]	280,965
	Wells Fargo Mortgage Backed Securities 2020-2 Trust
1,814,103	3.000%, 12/25/2049[1,2,4]	1,577,976
203,261	3.000%, 12/25/2049[1,2,4]	175,038
	Wells Fargo Mortgage Backed Securities 2020-3 Trust
1,303,319	3.000%, 6/25/2050[1,2,4]	1,129,192
685,290	3.000%, 6/25/2050[1,2,4]	591,025
680,923	Wells Fargo Mortgage Backed Securities 2020-4 Trust 3.000%, 7/25/2050[1,2,4]	594,585
159,979	Wells Fargo Mortgage Backed Securities 2020-5 Trust 2.500%, 9/25/2050[1,2,4]	147,022
	Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
1,995,078	3.000%, 5/25/2050[1,2,4]	1,757,600
824,260	3.000%, 5/25/2050[1,2,4]	722,079
	Western Alliance Bank 2021-CL2
4,422,264	8.978%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,3]	4,361,674
1,405,851	10.128%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,3]	1,370,002
237,512	WinWater Mortgage Loan Trust 2014-3 3.500%, 11/20/2044[1,2,4]	223,059
32,195	WinWater Mortgage Loan Trust 2015-1 3.500%, 1/20/2045[1,2,4]	30,181
179,285	WinWater Mortgage Loan Trust 2015-A 3.500%, 6/20/2045[1,2,4]	168,690
837,047	WinWater Mortgage Loan Trust 2016-1 3.500%, 1/20/2046[1,2,4]	767,683
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $280,495,048)	284,237,664

11

Bramshill Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/20294,6,7,*	$—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 8.7%
33,409,158	Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.494%[8]	33,409,158
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,409,158)	33,409,158
	TOTAL INVESTMENTS — 100.8%
	(Cost $392,276,293)	387,892,759
	Liabilities in Excess of Other Assets — (0.8)%	(3,111,607)
	TOTAL NET ASSETS — 100.0%	$384,781,152

LLC – Limited Liability Company

LP – Limited Partnership

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $334,779,755, which represents 87.0% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Variable rate security.
[5]	Interest-only security.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Security is in default.
[8]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

See accompanying Notes to Financial Statements.

12

Bramshill Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $392,276,293)	$387,892,759
Cash	2,642,953
Receivables:
Fund shares sold	146,008
Dividends and interest	1,619,291
Prepaid expenses	32,313
Callable bond proceeds (Note 11)	24,547
Total assets	392,357,871

Liabilities:
Payables:
Investment securities purchased	6,863,349
Fund shares redeemed	285,303
Advisory fees	279,602
Shareholder servicing fees (Note 7)	8,023
Distribution fees - Class A & Class C (Note 6)	3,656
Fund services fees	65,643
Trustees' deferred compensation (Note 3)	34,925
Auditing fees	12,489
Chief Compliance Officer fees	4,628
Trustees' fees and expenses	3,268
Commitment fees payable (Note 12)	1,285
Accrued other expenses	14,548
Total liabilities	7,576,719
Commitments and contingencies (Note 3)
Net Assets	$384,781,152

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$424,339,092
Total distributable earnings (accumulated deficit)	(39,557,940)
Net Assets	$384,781,152

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$6,222,125
Shares of beneficial interest issued and outstanding	958,068
Redemption price[1]	$6.49
Maximum sales charge (4.25% of offering price)[2]	0.29
Maximum offering price to public	$6.78

Class C Shares:
Net assets applicable to shares outstanding	$2,821,775
Shares of beneficial interest issued and outstanding	436,154
Redemption price[3]	$6.47

Institutional Class Shares:
Net assets applicable to shares outstanding	$375,737,252
Shares of beneficial interest issued and outstanding	57,836,190
Redemption price	$6.50

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

13

Bramshill Multi-Strategy Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment income:
Interest	$13,472,667
Total investment income	13,472,667

Expenses:
Advisory fees	1,534,562
Shareholder servicing fees (Note 7)	121,406
Distribution fees - Class A (Note 6)	7,367
Distribution fees - Class C (Note 6)	13,886
Fund services fees	218,612
Registration fees	27,777
Shareholder reporting fees	16,075
Trustees' fees and expenses	13,252
Auditing fees	13,131
Legal fees	13,028
Chief Compliance Officer fees	11,756
Miscellaneous	4,501
Insurance fees	4,117
Credit facility interest (Note 12)	1,288
Total expenses	2,000,758
Advisory fees recovered (waived)	35,091
Net expenses	2,035,849
Net investment income (loss)	11,436,818

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	26,180
Net realized gain (loss)	26,180
Net change in unrealized appreciation/depreciation on:
Investments	(3,653,088)
Net change in unrealized appreciation/depreciation	(3,653,088)
Net realized and unrealized gain (loss)	(3,626,908)

Net Increase (Decrease) in Net Assets from Operations	$7,809,910

See accompanying Notes to Financial Statements.

14

Bramshill Multi-Strategy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$11,436,818	$18,820,431
Net realized gain (loss) on investments	26,180	3,209,031
Net change in unrealized appreciation/depreciation on investments	(3,653,088)	(2,367,672)
Net increase (decrease) in net assets resulting from operations	7,809,910	19,661,790
Distributions to Shareholders:
Distributions:
Class A	(212,383)	(380,998)
Class C	(87,024)	(220,195)
Institutional Class	(11,568,202)	(19,644,255)
Total distributions to shareholders	(11,867,609)	(20,245,448)
Capital Transactions:
Net proceeds from shares sold:
Class A	3,045,135	8,720,595
Class C	256,920	157,005
Institutional Class	141,199,049	129,227,436
Reinvestment of distributions:
Class A	116,075	361,158
Class C	70,902	189,969
Institutional Class	9,739,399	17,903,119
Cost of shares redeemed:
Class A	(879,799)	(9,564,902)
Class C	(201,407)	(858,163)
Institutional Class	(41,519,649)	(108,472,650)
Net increase (decrease) in net assets from capital transactions	111,826,625	37,663,567
Total increase (decrease) in net assets	107,768,926	37,079,909
Net Assets:
Beginning of period	277,012,226	239,932,317
End of period	$384,781,152	$277,012,226
Capital Share Transactions:
Shares sold:
Class A	462,887	1,310,235
Class C	39,198	23,779
Institutional Class	21,557,293	19,529,742
Shares reinvested:
Class A	17,763	54,797
Class C	10,894	28,915
Institutional Class	1,490,802	2,715,837
Shares redeemed:
Class A	(134,291)	(1,450,621)
Class C	(30,908)	(130,318)
Institutional Class	(6,332,147)	(16,482,141)
Net increase (decrease) in capital share transactions	17,081,491	5,600,225

See accompanying Notes to Financial Statements.

15

Bramshill Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.57	$6.56	$6.43	$6.14	$7.31	$7.17
Income from Investment Operations:
Net investment income (loss)[1]	0.22	0.50	0.40	0.40	0.27	0.24
Net realized and unrealized gain (loss)	(0.07)	0.04	0.14	0.30	(1.12)	0.15
Total from investment operations	0.15	0.54	0.54	0.70	(0.85)	0.39

Less Distributions:
From net investment income	(0.23)	(0.53)	(0.41)	(0.41)	(0.32)	(0.25)
Total distributions	(0.23)	(0.53)	(0.41)	(0.41)	(0.32)	(0.25)
Net asset value, end of period	$6.49	$6.57	$6.56	$6.43	$6.14	$7.31

Total return[2]	2.26%[3]	8.52%	8.56%	11.70%	(11.89)%	5.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,222	$4,020	$4,577	$4,549	$2,083	$11,017

Ratio of expenses to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	1.48%[5,6]	1.62%[7,8]	1.84%	1.82%	1.83%	1.75%
After fees waived and expenses absorbed/recovered[4]	1.50%[5,6]	1.66%[7,8]	1.76%	1.76%	1.78%	1.76%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered	6.86%[5]	7.55%	6.01%	6.27%	3.93%	3.31%
After fees waived and expenses absorbed/recovered	6.84%[5]	7.51%	6.09%	6.33%	3.98%	3.30%

Portfolio turnover rate	10%[3]	51%	42%	62%	10%	50%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is waived on sales of $1 million or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	If commitment fees, dividends and interest on securities sold short, and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2026. For the prior periods ended December 31, 2025, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.02%, 0.01%, 0.01%, 0.03%, and 0.01%, respectively.
[5]	Annualized.
[6]	Effective March 19, 2026, the Advisor has agreed to reduce the limit on the total annual operating expenses from 1.60% to 1.43% of the average daily net assets of the Fund's Class A shares.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.60%. Prior to April 1, 2025, the annual operating expense limitation was 1.75%.
[8]	Effective April 1, 2025, the Advisor reduced its management fee from 1.25% to 0.95%.

See accompanying Notes to Financial Statements.

16

Bramshill Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.55	$6.54	$6.41	$6.12	$7.29	$7.15
Income from Investment Operations:
Net investment income (loss)[1]	0.20	0.44	0.35	0.35	0.22	0.19
Net realized and unrealized gain (loss)	(0.08)	0.05	0.14	0.30	(1.12)	0.14
Total from investment operations	0.12	0.49	0.49	0.65	(0.90)	0.33

Less Distributions:
From net investment income	(0.20)	(0.48)	(0.36)	(0.36)	(0.27)	(0.19)
Total distributions	(0.20)	(0.48)	(0.36)	(0.36)	(0.27)	(0.19)
Net asset value, end of period	$6.47	$6.55	$6.54	$6.41	$6.12	$7.29

Total return[2]	1.89%[3]	7.74%	7.77%	10.88%	(12.58)%	4.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,822	$2,730	$3,236	$3,973	$5,846	$10,346

Ratio of expenses to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	2.23%[5,6]	2.37%[7,8]	2.59%	2.57%	2.58%	2.50%
After fees waived and expenses absorbed/recovered[4]	2.25%[5,6]	2.41%[7,8]	2.51%	2.51%	2.53%	2.51%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered	6.11%[5]	6.80%	5.26%	5.52%	3.18%	2.56%
After fees waived and expenses absorbed/recovered	6.09%[5]	6.76%	5.34%	5.58%	3.23%	2.55%

Portfolio turnover rate	10%[3]	51%	42%	62%	10%	50%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	If commitment fees, dividends and interest on securities sold short, and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2026. For the prior periods ended December 31, 2025, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.02%, 0.01%, 0.01%, 0.03%, and 0.01%, respectively.
[5]	Annualized.
[6]	Effective March 19, 2026, the Advisor has agreed to reduce the limit on the total annual operating expenses from 2.35% to 2.18% of the average daily net assets of the Fund's Class C shares.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 2.35%. Prior to April 1, 2025, the annual operating expense limitation was 2.50%.
[8]	Effective April 1, 2025, the Advisor reduced its management fee from 1.25% to 0.95%.

See accompanying Notes to Financial Statements.

17

Bramshill Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.57	$6.57	$6.43	$6.14	$7.31	$7.17
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.51	0.42	0.41	0.29	0.26
Net realized and unrealized gain (loss)	(0.07)	0.04	0.14	0.30	(1.12)	0.15
Total from investment operations	0.16	0.55	0.56	0.71	(0.83)	0.41

Less Distributions:
From net investment income	(0.23)	(0.55)	(0.42)	(0.42)	(0.34)	(0.27)
Total distributions	(0.23)	(0.55)	(0.42)	(0.42)	(0.34)	(0.27)
Net asset value, end of period	$6.50	$6.57	$6.57	$6.43	$6.14	$7.31

Total return[2]	2.54%[3]	8.63%	9.00%	11.98%	(11.64)%	5.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$375,737	$270,263	$232,119	$215,939	$102,975	$547,388

Ratio of expenses to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	1.23%[5,6]	1.37%[7,8]	1.59%	1.57%	1.58%	1.50%
After fees waived and expenses absorbed/recovered[4]	1.25%[5,6]	1.41%[7,8]	1.51%	1.51%	1.53%	1.51%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered	7.11%[5]	7.80%	6.26%	6.52%	4.18%	3.56%
After fees waived and expenses absorbed/recovered	7.09%[5]	7.76%	6.34%	6.58%	4.23%	3.55%

Portfolio turnover rate	10%[3]	51%	42%	62%	10%	50%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If commitment fees, dividends and interest on securities sold short, and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2026. For the prior periods ended December 31, 2025, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.02%, 0.01%, 0.01%, 0.03%, and 0.01%, respectively.
[5]	Annualized.
[6]	Effective March 19, 2026, the Advisor has agreed to reduce the limit on the total annual operating expenses from 1.35% to 1.18% of the average daily net assets of the Fund's Institutional Class shares.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.35%. Prior to April 1, 2025, the annual operating expense limitation was 1.50%.
[8]	Effective April 1, 2025, the Advisor reduced its management fee from 1.25% to 0.95%.

See accompanying Notes to Financial Statements.

18

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 – Organization

The Bramshill Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares.

The Fund commenced investment operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

19

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

20

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(e) Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to seek to enhance the portfolio’s return. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. When the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

21

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2022-2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

22

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.95% of the Fund’s average daily net assets. The Advisor engages Bramshill Investments, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

Effective March 19, 2026, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.43%, 2.18%, and 1.18% (previously 1.60%, 2.35% and 1.35%) of the Fund's average daily net assets for Class A, Class C, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2026, the Advisor recovered expenses previously waived totaling $35,091. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2026, the amount of these potentially recoverable expenses was $268,207. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2026	$63,556
2027	204,651
Total	$268,207

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2026, are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2026, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

23

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred Compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2026, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$392,483,659

Gross unrealized appreciation	$11,950,896
Gross unrealized depreciation	(16,541,797)
Net unrealized appreciation (depreciation) on investments	$(4,590,901)

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$411,086
Undistributed long-term capital gains	-
Tax accumulated earnings	411,086

Accumulated capital and other losses	(34,940,961)
Unrealized appreciation on investments	(937,752)
Unrealized Deferred Compensation	(32,614)
Total accumulated deficit	$(35,500,241)

As of December 31, 2025, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short Term	$9,677,107
Long Term	25,253,854
Total	$34,940,961

24

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the tax year ended December 31, 2025, the fund utilized $2,190,011 of non-expiring capital loss carryforwards.

The tax character of the distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

Distributions paid from:	2025	2024
Ordinary income	$20,245,448	$16,063,171
Net long-term capital gains	-	-
Total distributions paid	$20,245,448	$16,063,171

Note 5 – Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $125,533,264 and $16,442,212, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2026, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2026, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

25

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

26

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$70,245,937	$-	$70,245,937
Collateralized Mortgage Obligations	-	284,237,664	-	284,237,664
Corporate Bonds*	-	-	0	0
Short-Term Investments	33,409,158	-	-	33,409,158
Total Investments	$33,409,158	$354,483,601	$0	$387,892,759

*	The Fund held a Level 3 security valued at zero at period end.

The Fund held Corporate Bonds with $0 market value at the beginning and ending of the period with no activity during the year.

Asset Class	Fair Value at 6/30/2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Corporate Bond	$0.00	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB Standard Codification 815, Derivatives and Hedging, which requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

For either investment or hedging purposes, the Fund may invest substantially in a broad range of derivative instruments, including structured products, swaps (including credit default swaps), futures and forward contracts, and options. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. The Fund did not invest in derivative instruments during the six months ended June 30, 2026.

27

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

Note 11 – Callable Bond Proceeds

On November 25, 2019, Wells Fargo Bank, N.A. (Wells Fargo), the trustee for Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A-2 (CUSIP 94979TAB2) issued a call notice that funds received from this security will be withheld to establish a reserve account to meet its current and future expenses for litigation costs and potential judgements resulting from claims against Wells Fargo. Wells Fargo stated in its letter to certificate holders that this amount will be held for an unknown amount of time and any unused funds in reserve will be paid to certificate holders when Wells Fargo determines that such funds are no longer necessary to be held. The estimated proceeds to be received from the callable bond is reported on the Statement of Assets and Liabilities.

Note 12 – Line of Credit

The Fund together with Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund managed by the Advisor (together “Liberty Street Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. The Facility was renewed effective December 13, 2025, and borrowings now bear interest at the Variable, 1-Month CME Term SOFR plus 275 bps. Previously, the rate was the Variable, WSJ Prime Daily minus 25 bps. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The Fund did not borrow under the line of credit agreement during the six months ended June 30, 2026.

Note 13 – ReFlow liquidity program

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from the fund equal to the amount of the fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund. For use of the ReFlow service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended June 30, 2026, ReFlow was not utilized by the Fund.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

28

Bramshill Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026 (Unaudited)

Note 15 - Recently Issued Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Fund’s financial statements.

Note 16 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

29

Bramshill Multi-Strategy Income Fund

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on June 10-11, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Bramshill Investments, LLC (the “Sub-Advisor”), with respect to the Bramshill Multi-Strategy Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s and the Sub-Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Total Return Index (the “Bloomberg Index”), the ICE BofA U.S. Cash Pay High Yield Total Return Index (the “ICE High Yield Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Multisector Bond category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended March 31, 2026; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Bramshill Multi-Strategy Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, the Bloomberg Index return, and the ICE High Yield Index return. The Fund’s annualized total returns for the one- and five-year periods were above the Peer Group and Fund Universe median returns and the Bloomberg Index returns, but below the ICE High Yield Index returns by 0.43% and 0.01%, respectively, for those periods. For the ten-year period, the Fund’s annualized total return was below the Bloomberg Index return, the Peer Group and Fund Universe median returns, and the ICE High Yield Index return by 0.47%, 2.18%, 2.93%, and 4.80%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance for the ten-year period was due to a four-day period in March 2020, during which the Fund’s net asset value declined significantly due to the effect that the outbreak of COVID-19 had on the fixed income markets. The Trustees also noted that the Sub-Advisor had taken over management of the Fund as its sub-advisor effective December 1, 2022, and that the Fund’s performance before that date reflected the performance of the Fund’s prior sub-advisor

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.10% and 0.40%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of those funds in the Peer Group. The Trustees noted that the Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

Bramshill Multi-Strategy Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.53%, respectively. The Trustees considered, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also observed that the Fund’s net expenses were not in the highest quartile of those funds in the Peer Group.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2026, noting that the Advisor had recouped fees it had previously waived for the Fund. The Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

The Board also considered the benefits received by the Advisor and its affiliates as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Bramshill Investments, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that the Fund’s sub-advisory fee was higher than the fee that the Sub-Advisor charges to sub-advise another mutual fund with similar objectives and policies as the Fund. The Board considered the Sub-Advisor’s assertion that the Fund’s investment mandate involves securities with substantially lower credit quality relative to the other mutual fund, and that the higher sub-advisory fee for the Fund is warranted given the additional work required with respect to such securities. The Board observed that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Bramshill Multi-Strategy Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including the enhanced ability to obtain more favorable execution of portfolio transactions and sharing of research among the Sub-Advisor’s investment team, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/4/2026